Related Parties - Summary of Aggregate Amounts of AB InBev's Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of joint ventures [line items]
Non-current assets	$ 207,834	$ 215,587	[1]	$ 224,251	[1]
Current assets	28,814	18,281	[1]	23,960	[1]
Non-current liabilities	117,254	127,153	[1]	131,383	[1]
Current liabilities	34,841	34,826	[1]	36,625	[1]
Result from operations	16,098	16,414	[2]	16,460	[2]
Profit attributable to equity holders of AB InBev	9,171	4,370	[2]	7,990	[2]
Jointly controlled entities [member]
Disclosure of joint ventures [line items]
Non-current assets	10	11		12
Current assets	3	5		5
Non-current liabilities	11	9		11
Current liabilities	10	12		6
Result from operations	3	4		(3)
Profit attributable to equity holders of AB InBev	$ 3	$ 3		$ (3)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.
[2]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.